Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	SFr 5,116	SFr 4,416
Right-of-use assets	2,914	2,223
Intangible asset	50,416	0
Long-term financial assets	363	334
Total non-current assets	58,809	6,973
Current assets
Prepaid expenses	3,015	3,954
Accrued income	975	1,591
Other current receivables	428	329
Short-term financial assets	116,000	65,000
Cash and cash equivalents	82,216	160,893
Total current assets	202,634	231,767
Total assets	261,443	238,740
Shareholders' equity
Share capital	1,794	1,538
Share premium	431,251	346,890
Treasury shares	(124)	(100)
Accumulated losses	(200,942)	(132,850)
Total shareholders' equity	231,979	215,478
Non-current liabilities
Long-term lease liabilities	2,340	1,780
Net employee defined benefit liabilities	7,098	7,464
Total non-current liabilities	9,438	9,244
Current liabilities
Trade and other payables	2,003	2,184
Accrued expenses	16,736	11,085
Deferred income	717	306
Short-term lease liabilities	570	443
Total current liabilities	20,026	14,018
Total liabilities	29,464	23,262
Total shareholders' equity and liabilities	SFr 261,443	SFr 238,740